Non-controlling Interests - Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated subsidiaries information
Cash flows from operating activities	$ 20,092,090	$ 32,554,116	$ 15,201,398
Cash flows used in investing activities	(22,289,774)	(9,009,673)	(15,758,389)
Cash flows used in financing activities	(16,321,246)	(9,388,995)	(17,753,012)
Net (decrease) increase in cash and cash equivalents	(18,585,929)	14,303,737	$ (18,544,640)
Empresas Cablevision
Consolidated subsidiaries information
Cash flows from operating activities	3,808,357	5,037,835
Cash flows used in investing activities	(1,698,126)	(1,696,109)
Cash flows used in financing activities	(634,624)	(1,575,575)
Net (decrease) increase in cash and cash equivalents	$ 1,475,607	$ 1,766,151